Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
The Acquirers Fund | The Acquirers Fund Class
Prospectus [Line Items]
Annual Return [Percent]	(2.77%)	11.62%	36.47%	(17.24%)	37.48%	(15.82%)